UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Becky L. Park

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash Fund Annual report for the year ended October 31, 2023

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	Lifetime (since 2/22/19)

Class M shares	4.74%	1.73%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of November 30, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.46%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolio

14	Financial statements

24	Board of trustees and other officers

Fellow investors:

The Capital Group Central Cash Fund returned 4.98% for its fiscal year ended October 31, 2023. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper Institutional Money Market Funds Average*, generated returns of 5.23% and 4.62%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.46% as of November 30, 2023. The fund made dividend distributions during the past year totaling about $4.85 a share.

The fund manages cash balances for the American Funds and other funds, investment vehicles and accounts advised by Capital Group affiliates. Its investment objective is to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV).

Market overview

Global bond markets generated mostly positive returns for the fund’s fiscal year, recovering from historic double-digit declines the year before. Interest rates soared as major central banks remained steadfast in their battle against persistently high inflation.

Yields on shorter term U.S. Treasury securities rose the most, further inverting the yield curve. The three-month Treasury yield jumped 139 basis points (bps) to 5.47%, and the 10-year yield rose 88 bps to 4.93%, as investors anticipated that the U.S. Federal Reserve would keep interest rates higher for longer.

While an inverted yield curve is often seen as a harbinger of recession, the U.S. economy remained resilient. U.S. gross domestic product growth reached an annualized 5.2% in the third quarter of 2023, the fastest pace since 2021. The U.S. job market continued to expand, and the unemployment rate ended the fiscal year at a modest 3.9%.

The Fed raised its key policy rate by a total of 225 basis points (bps) during the period, bringing it to a range of 5.25%–5.50%, a 22-year high. After hiking by 25 bps in July, Fed policymakers held rates unchanged at their next two meetings, suggesting they may be at or near the end of their campaign to draw inflation down to their 2% target. As measured by the Fed’s preferred gauge, the core personal consumption expenditures price index,

*	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic, and averages may have few funds, especially over the fund’s lifetime. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update at capitalgroup.com.

Past results are not predictive of results in future periods.

Capital Group Central Cash Fund	1

inflation fell to 3.7% in September, the smallest increase since May 2021.

The Fed first paused its tightening cycle in June after raising rates at 10 consecutive meetings. The central bank took the breather after stress in the banking sector in early 2023 stoked fears of a deep recession, and a political showdown over the U.S. debt ceiling threatened a default by the U.S. government on its debt. In June, President Biden signed legislation that suspended the nation’s debt limit until January 2025.

In the months after the debt-ceiling standoff, the U.S. Treasury issued more than $1 trillion of securities as it sought to rebuild its reserves. Markets absorbed this sum without significant disruption. The surge of Treasury supply drained funds from the Fed’s reverse repurchase facility (RRP), where eligible investors stow cash overnight. Use of the RRP was halved to $1.14 trillion during the fund’s fiscal year.

In the regulatory arena, the Securities and Exchange Commission in July adopted money market fund reforms in response to market turmoil in March 2020 following the onset of the COVID-19 pandemic. Among the reforms, the SEC raised funds’ minimum liquidity requirements, eliminated redemption gates and introduced mandatory liquidity fees in certain situations.

The fund’s portfolio

Portfolio managers have maintained a cautious posture amid an uncertain outlook for inflation and Fed policy.

For most of the fiscal year they kept a significant allocation to the Fed’s RRP, which they gradually deployed into higher yielding Treasuries as the Fed raised rates. As managers became more comfortable that the Fed was nearing the end of monetary policy tightening, they slightly extended the portfolio’s weighted average maturity, ending the fiscal year at 25 days compared with 20 days a year earlier.

As of October 31, repurchase agreements backed by eligible government securities accounted for about 26.0% of the fund’s holdings, down from 39.6% a year earlier. In turn, exposure to short-term U.S. Treasury securities rose to 21.4% of the fund from 3.1% at the prior year-end. Commercial paper — the fund’s largest allocation — was virtually unchanged at 31.7% (this includes 5.3% of the fund that is allocated to U.S. dollar-denominated commercial paper of governments and government agencies outside the U.S.). The allocation to federal agency notes fell modestly, to 20.5% from 24.4%. Holdings of longer term U.S. Treasury bonds and notes were virtually unchanged at 1.0%.

We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin
President

December 15, 2023

Past results are not predictive of results in future periods.

Capital Group Central Cash Fund	2

Investment portfolio October 31, 2023

Percent of net assets
Short-term securities:
Commercial paper	31.74%
Repurchase agreements	25.96
U.S. Treasury bills	21.39
Federal agency bills & notes	20.53
Certificates of deposit	.40
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	1.02
Other assets less liabilities	(1.04)
100.00%

Short-term securities 100.02%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 31.74%
ADP Tax Services, Inc. 11/1/2023[1]	5.310%	USD	1,000,000	$999,852
Air Products and Chemicals, Inc. 11/6/2023[1]	5.330		15,000	14,987
Air Products and Chemicals, Inc. 11/10/2023[1]	5.330		25,000	24,963
Air Products and Chemicals, Inc. 11/14/2023[1]	5.330		50,000	49,897
Air Products and Chemicals, Inc. 11/21/2023[1]	5.330		48,300	48,150
Air Products and Chemicals, Inc. 12/4/2023[1]	5.193		50,000	49,755
Air Products and Chemicals, Inc. 12/29/2023[1]	5.289		50,000	49,567
Alberta (Province of) 1/24/2024[1]	5.440		100,000	98,731
Alberta (Province of) 2/21/2024[1]	5.453		65,000	63,894
Apple, Inc. 11/1/2023[1]	5.295		200,000	199,971
Apple, Inc. 11/2/2023[1]	5.300		100,000	99,970
Apple, Inc. 11/3/2023[1]	5.293		268,250	268,131
Apple, Inc. 11/6/2023[1]	5.300		154,000	153,863
Apple, Inc. 11/7/2023[1]	5.310		230,000	229,762
Apple, Inc. 11/8/2023[1]	5.317		225,000	224,734
Apple, Inc. 11/9/2023[1]	5.310		100,000	99,867
Apple, Inc. 11/10/2023[1]	5.320		100,000	99,852
Apple, Inc. 11/15/2023[1]	5.330		75,000	74,833
Army and Air Force Exchange Service 11/13/2023[1]	5.310		15,860	15,830
Atlantic Asset Securitization, LLC 11/1/2023[1]	5.310		100,000	99,985
Atlantic Asset Securitization, LLC 11/7/2023[1]	5.420		75,000	74,922
Atlantic Asset Securitization, LLC 11/15/2023[1]	5.350		80,000	79,822
Atlantic Asset Securitization, LLC 11/17/2023[1]	5.350		50,000	49,874
Atlantic Asset Securitization, LLC 11/27/2023[1]	5.420		65,000	64,739
Atlantic Asset Securitization, LLC 11/29/2023[1]	5.360		55,000	54,762
Atlantic Asset Securitization, LLC 1/8/2024[1]	5.470		29,000	28,694
Atlantic Asset Securitization, LLC 1/9/2024[1]	5.450		25,000	24,732
Australia & New Zealand Banking Group, Ltd. 11/22/2023[1]	5.320		35,000	34,886
Australia & New Zealand Banking Group, Ltd. 11/27/2023[1]	5.330		84,400	84,061
Australia & New Zealand Banking Group, Ltd. 11/29/2023[1]	5.349		250,000	248,922
Australia & New Zealand Banking Group, Ltd. 1/11/2024[1]	5.410		150,000	148,391
Australia & New Zealand Banking Group, Ltd. 1/16/2024[1]	5.425		329,100	325,323
Bank of Montreal 1/4/2024[1]	5.510		50,000	49,506
Bank of Montreal 1/10/2024[1]	5.520		100,000	98,918
Bank of Montreal 1/18/2024[1]	5.540		182,000	179,802
Bank of Montreal 1/22/2024[1]	5.540		100,000	98,729
Bank of Montreal 1/30/2024[1]	5.520		300,000	295,810
Bank of Montreal 2/2/2024[1]	5.530		100,000	98,556
Bank of Montreal 2/8/2024[1]	5.405		250,000	246,246
BNG Bank NV 11/3/2023[1]	5.330		200,000	199,912
BNG Bank NV 11/6/2023[1]	5.350		50,000	49,956
BNG Bank NV 11/7/2023[1]	5.328		200,000	199,794
BNG Bank NV 11/8/2023[1]	5.313		450,000	449,470
BNG Bank NV 11/10/2023[1]	5.330		200,000	199,705
BNG Bank NV 11/13/2023[1]	5.173		200,000	199,616
BNP Paribas Finance, Inc. 11/1/2023[1]	5.440		100,000	99,985
BNP Paribas Finance, Inc. 11/3/2023[1]	5.440		100,000	99,956
BNP Paribas, New York Branch 11/30/2023	5.430		100,000	99,560

Capital Group Central Cash Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
BNP Paribas, New York Branch 12/5/2023	5.420%	USD	150,000	$149,228
BNP Paribas, New York Branch 12/18/2023	5.390		100,000	99,291
BNP Paribas, New York Branch 2/23/2024	5.450		75,000	73,688
British Columbia (Province of) 12/11/2023	5.370		79,500	79,018
British Columbia (Province of) 12/13/2023	5.350		60,500	60,115
British Columbia (Province of) 1/3/2024	5.430		24,730	24,494
British Columbia (Province of) 1/5/2024	5.410		59,100	58,519
British Columbia (Province of) 1/17/2024	5.390		44,650	44,129
British Columbia (Province of) 1/30/2024	5.430		87,950	86,748
British Columbia (Province of) 2/2/2024	5.420		45,900	45,251
British Columbia (Province of) 2/8/2024	5.430		67,575	66,557
Cabot Trail Funding, LLC. 11/2/2023[1]	5.380		55,000	54,984
Cabot Trail Funding, LLC. 11/3/2023[1]	5.255		50,000	49,978
Cabot Trail Funding, LLC. 11/6/2023[1]	5.295		85,000	84,925
Cabot Trail Funding, LLC. 11/7/2023[1]	5.370		75,000	74,922
Cabot Trail Funding, LLC. 11/8/2023[1]	5.370		45,000	44,947
Cabot Trail Funding, LLC. 11/9/2023[1]	5.360		45,000	44,940
Cabot Trail Funding, LLC. 11/10/2023[1]	5.420		85,000	84,874
Cabot Trail Funding, LLC. 11/14/2023[1]	5.420		55,000	54,885
Cabot Trail Funding, LLC. 11/20/2023[1]	5.265		86,000	85,743
Cabot Trail Funding, LLC. 11/21/2023[1]	5.360		35,000	34,890
Cabot Trail Funding, LLC. 11/22/2023[1]	5.360		25,000	24,918
Cabot Trail Funding, LLC. 11/27/2023[1]	5.311		100,000	99,595
Cabot Trail Funding, LLC. 12/4/2023[1]	5.420		60,000	59,693
Cabot Trail Funding, LLC. 12/14/2023[1]	5.470		80,000	79,467
Cabot Trail Funding, LLC. 12/15/2023[1]	5.440		51,000	50,653
Cabot Trail Funding, LLC. 12/18/2023[1]	5.420		100,000	99,272
Cabot Trail Funding, LLC. 1/3/2024[1]	5.460		40,000	39,609
Cabot Trail Funding, LLC. 1/5/2024[1]	5.450		100,000	98,990
Cabot Trail Funding, LLC. 1/9/2024[1]	5.520		50,000	49,463
Cabot Trail Funding, LLC. 1/10/2024[1]	5.450		60,000	59,355
Cabot Trail Funding, LLC. 1/31/2024[1]	5.510		70,000	68,999
Cabot Trail Funding, LLC. 2/13/2024[1]	5.493		70,000	68,865
CAFCO, LLC 11/28/2023[1]	5.450		75,000	74,687
CAFCO, LLC 12/7/2023[1]	5.450		75,000	74,585
CAFCO, LLC 12/11/2023[1]	5.450		75,000	74,540
CAFCO, LLC 1/17/2024[1]	5.500		50,000	49,406
CAFCO, LLC 1/19/2024[1]	5.510		50,000	49,391
CAFCO, LLC 1/24/2024[1]	5.510		50,000	49,351
CAFCO, LLC 2/14/2024[1]	5.580		50,000	49,184
Caisse d’Amortissement de la Dette Sociale 11/2/2023	5.329		275,000	274,919
Caisse d’Amortissement de la Dette Sociale 1/16/2024	5.457		150,000	148,246
Caisse d’Amortissement de la Dette Sociale 1/17/2024	5.500		200,000	197,629
Caisse d’Amortissement de la Dette Sociale 1/18/2024	5.500		150,000	148,198
Caisse d’Amortissement de la Dette Sociale 1/26/2024	5.454		100,000	98,670
Caisse des Dépôts et Consignations 11/22/2023	5.375		150,000	149,510
Canada Bill 12/15/2023	5.325		200,000	198,670
Canada Bill 1/16/2024	5.340		100,000	98,856
Canadian Imperial Bank of Commerce 1/11/2024[1]	5.450		300,000	296,783
Canadian Imperial Bank of Commerce 1/19/2024[1]	5.450		250,000	246,997
Chariot Funding, LLC 11/7/2023[1]	5.480		50,000	49,948
Chariot Funding, LLC 11/17/2023[1]	5.430		49,500	49,375
Chariot Funding, LLC 12/1/2023[1]	5.430		90,000	89,584
Chariot Funding, LLC 12/11/2023[1]	5.430		50,000	49,693
CHARTA, LLC 11/1/2023[1]	5.430		23,000	22,997
CHARTA, LLC 1/8/2024[1]	5.510		50,000	49,477
CHARTA, LLC 1/16/2024[1]	5.500		21,000	20,754
CHARTA, LLC 1/17/2024[1]	5.510		50,000	49,405
CHARTA, LLC 2/12/2024[1]	5.510		50,000	49,199
CHARTA, LLC 2/14/2024[1]	5.590		50,000	49,183
Coca-Cola Co. 11/2/2023[1]	5.264		200,000	199,941
Coca-Cola Co. 12/27/2023[1]	5.370		80,000	79,338
Coca-Cola Co. 1/5/2024[1]	5.370		100,000	99,041
Coca-Cola Co. 1/8/2024[1]	5.370		50,000	49,499
CRC Funding, LLC 11/28/2023[1]	5.450		50,000	49,791
CRC Funding, LLC 1/17/2024[1]	5.510		20,000	19,761

Capital Group Central Cash Fund	4

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
CRC Funding, LLC 2/6/2024[1]	5.510%	USD	50,000	$49,244
CRC Funding, LLC 2/7/2024[1]	5.593		150,000	147,690
CRC Funding, LLC 2/12/2024[1]	5.510		50,000	49,196
CRC Funding, LLC 2/14/2024[1]	5.570		50,000	49,181
CRC Funding, LLC 2/16/2024[1]	5.580		100,000	98,329
Crédit Agricole Corporate and Investment Bank, New York Branch 11/1/2023	5.300		300,000	299,956
Crédit Agricole Corporate and Investment Bank, New York Branch 12/7/2023	5.410		100,000	99,454
Crédit Agricole Corporate and Investment Bank, New York Branch 12/11/2023	5.420		50,000	49,697
Crédit Agricole Corporate and Investment Bank, New York Branch 12/19/2023	5.420		75,000	74,455
Crédit Agricole Corporate and Investment Bank, New York Branch 12/21/2023	5.430		100,000	99,244
Crédit Agricole Corporate and Investment Bank, New York Branch 12/26/2023	5.426		250,000	247,920
DBS Bank, Ltd. 1/3/2024[1]	5.470		200,000	198,060
DBS Bank, Ltd. 1/4/2024[1]	5.453		140,000	138,620
DBS Bank, Ltd. 1/18/2024[1]	5.451		100,000	98,794
DNB Bank ASA 11/6/2023[1]	5.315		250,000	249,781
DNB Bank ASA 11/17/2023[1]	5.350		50,000	49,876
Eli Lilly and Co. 11/14/2023[1]	5.193		200,000	199,587
Eli Lilly and Co. 11/17/2023[1]	5.350		200,000	199,499
Eli Lilly and Co. 11/28/2023[1]	5.166		140,000	139,419
Eli Lilly and Co. 11/29/2023[1]	5.350		250,000	248,924
Eli Lilly and Co. 12/13/2023[1]	5.370		91,800	91,211
Equinor ASA 12/5/2023[1]	5.440		100,000	99,478
Equinor ASA 12/18/2023[1]	5.390		250,000	248,203
EssilorLuxottica 12/11/2023[1]	5.400		200,000	198,789
EssilorLuxottica 12/13/2023[1]	5.430		100,000	99,365
EssilorLuxottica 12/18/2023[1]	5.430		100,000	99,290
EssilorLuxottica 12/19/2023[1]	5.428		400,000	397,100
EssilorLuxottica 12/20/2023[1]	5.427		153,250	152,116
EssilorLuxottica 12/28/2023[1]	5.445		150,000	148,709
Estée Lauder Companies, Inc. 11/6/2023[1]	5.370		115,000	114,898
Estée Lauder Companies, Inc. 11/27/2023[1]	5.400		92,900	92,527
Estée Lauder Companies, Inc. 12/4/2023[1]	5.322		75,000	74,619
Export Development Canada 1/22/2024	5.420		175,000	172,820
Export Development Canada 1/23/2024	5.400		100,000	98,740
Export Development Canada 1/24/2024	5.400		200,000	197,450
Export Development Canada 2/1/2024	5.450		197,946	195,185
Export Development Canada 2/6/2024	5.410		41,000	40,396
Export Development Canada 2/9/2024	5.450		100,000	98,481
Export Development Canada 2/12/2024	5.394		213,000	209,666
Export Development Canada 2/13/2024	5.417		175,000	172,234
Export Development Canada 2/15/2024	5.440		100,000	98,389
Fairway Finance Company, LLC 11/1/2023[1]	5.460		25,000	24,996
Fairway Finance Company, LLC 11/9/2023[1]	5.470		60,000	59,920
Fairway Finance Company, LLC 11/27/2023[1]	5.465		53,350	53,135
Fairway Finance Company, LLC 11/28/2023[1]	5.420		50,000	49,791
Fairway Finance Company, LLC 11/30/2023[1]	5.420		50,000	49,776
Fairway Finance Company, LLC 12/5/2023[1]	5.420		75,000	74,606
Fairway Finance Company, LLC 1/11/2024[1]	5.500		50,000	49,452
Fairway Finance Company, LLC 1/23/2024[1]	5.480		35,000	34,549
Fairway Finance Company, LLC 3/1/2024[1]	5.550		50,000	49,055
Gotham Funding Corp. 11/9/2023[1]	5.460		50,000	49,933
Gotham Funding Corp. 11/13/2023[1]	5.410		100,000	99,807
Gotham Funding Corp. 12/6/2023[1]	5.480		115,000	114,381
Gotham Funding Corp. 12/7/2023[1]	5.395		140,000	139,225
Gotham Funding Corp. 12/8/2023[1]	5.420		136,000	135,226
Gotham Funding Corp. 12/11/2023[1]	5.480		50,000	49,693
Gotham Funding Corp. 12/18/2023[1]	5.440		50,000	49,638
Gotham Funding Corp. 12/19/2023[1]	5.439		50,000	49,630
Gotham Funding Corp. 1/3/2024[1]	5.557		150,000	148,536
Gotham Funding Corp. 1/9/2024[1]	5.570		75,000	74,198

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Gotham Funding Corp. 1/10/2024[1]	5.540%	USD	100,000	$98,915
Gotham Funding Corp. 1/16/2024[1]	5.550		30,000	29,646
Henkel of America, Inc. 11/13/2023[1]	5.430		50,000	49,904
Henkel of America, Inc. 12/18/2023[1]	5.288		150,000	148,942
Hydro-Québec 11/2/2023[1]	5.310		100,000	99,971
Hydro-Québec 11/6/2023[1]	5.340		100,000	99,912
Hydro-Québec 11/10/2023[1]	5.318		30,000	29,956
Hydro-Québec 11/21/2023[1]	5.330		55,000	54,830
Hydro-Québec 12/1/2023[1]	5.360		100,000	99,541
Hydro-Québec 12/14/2023[1]	5.340		50,000	49,674
ING (U.S.) Funding, LLC 11/3/2023[1]	5.406		125,000	124,945
International Bank for Reconstruction and Development 11/6/2023	5.229		200,000	199,853
Johnson & Johnson 11/10/2023[1]	5.300		150,000	149,780
Johnson & Johnson 11/13/2023[1]	5.300		125,000	124,761
Kaiser Foundation Hospitals 12/7/2023	5.500		25,222	25,081
KfW 1/2/2024[1]	5.425		290,000	287,245
Komatsu Finance America, Inc. 11/2/2023[1]	5.350		165,000	164,951
Komatsu Finance America, Inc. 11/6/2023[1]	5.350		60,000	59,947
Komatsu Finance America, Inc. 11/9/2023[1]	5.320		40,000	39,947
Komatsu Finance America, Inc. 11/10/2023[1]	5.320		120,000	119,823
Komatsu Finance America, Inc. 11/14/2023[1]	5.350		90,000	89,814
Komatsu Finance America, Inc. 11/16/2023[1]	5.360		20,000	19,953
Komatsu Finance America, Inc. 11/20/2023[1]	5.340		90,000	89,734
Komatsu Finance America, Inc. 11/27/2023[1]	5.320		41,000	40,836
Komatsu Finance America, Inc. 11/28/2023[1]	5.410		60,000	59,751
Komatsu Finance America, Inc. 12/1/2023[1]	5.370		35,000	34,839
Komatsu Finance America, Inc. 12/21/2023[1]	5.376		72,000	71,455
Liberty Street Funding, LLC 11/1/2023[1]	5.430		25,000	24,996
Liberty Street Funding, LLC 11/3/2023[1]	5.370		70,000	69,969
Liberty Street Funding, LLC 11/27/2023[1]	5.430		35,000	34,859
Liberty Street Funding, LLC 11/30/2023[1]	5.420		50,000	49,776
Liberty Street Funding, LLC 12/20/2023[1]	5.450		15,000	14,887
Liberty Street Funding, LLC 1/23/2024[1]	5.530		100,000	98,713
Liberty Street Funding, LLC 1/25/2024[1]	5.520		25,000	24,670
Liberty Street Funding, LLC 1/26/2024[1]	5.520		100,000	98,666
Liberty Street Funding, LLC 1/29/2024[1]	5.520		100,000	98,619
Linde, Inc. 11/1/2023	5.300		150,000	149,978
Linde, Inc. 11/2/2023	5.300		100,000	99,971
Linde, Inc. 11/3/2023	5.305		95,000	94,959
Linde, Inc. 11/6/2023	5.310		100,000	99,913
Linde, Inc. 11/7/2023	5.310		100,000	99,898
Linde, Inc. 11/8/2023	5.310		125,000	124,854
Linde, Inc. 11/14/2023	5.317		150,000	149,691
Linde, Inc. 11/15/2023	5.310		70,000	69,845
Linde, Inc. 11/16/2023	5.310		50,000	49,882
Linde, Inc. 11/17/2023	5.310		100,000	99,749
Linde, Inc. 11/20/2023	5.310		35,000	34,897
Linde, Inc. 11/22/2023	5.079		75,000	74,757
Linde, Inc. 11/27/2023	5.325		100,000	99,603
Linde, Inc. 11/28/2023	5.320		125,000	124,486
Linde, Inc. 11/29/2023	5.320		50,000	49,787
LMA-Americas, LLC 11/10/2023[1]	5.460		27,400	27,359
LMA-Americas, LLC 11/20/2023[1]	5.324		26,000	25,922
LMA-Americas, LLC 11/29/2023[1]	5.460		50,600	50,379
LMA-Americas, LLC 12/5/2023[1]	5.370		50,000	49,735
LMA-Americas, LLC 12/7/2023[1]	5.346		50,000	49,720
LMA-Americas, LLC 12/11/2023[1]	5.450		40,000	39,751
LMA-Americas, LLC 12/14/2023[1]	5.440		50,000	49,666
LMA-Americas, LLC 1/5/2024[1]	5.480		45,000	44,545
LMA-Americas, LLC 1/17/2024[1]	5.550		40,000	39,520
LMA-Americas, LLC 1/26/2024[1]	5.580		25,000	24,664
LMA-Americas, LLC 1/30/2024[1]	5.550		50,000	49,297
L’Oréal USA, Inc. 11/21/2023[1]	5.306		229,800	229,083
L’Oréal USA, Inc. 12/6/2023[1]	5.420		157,400	156,559
LVMH Moët Hennessy Louis Vuitton, Inc. 12/18/2023[1]	5.390		48,500	48,155
LVMH Moët Hennessy Louis Vuitton, Inc. 1/4/2024[1]	5.430		24,000	23,768

Capital Group Central Cash Fund	6

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Manhattan Asset Funding Company, LLC 11/6/2023[1]	5.456%	USD	90,000	$89,920
Manhattan Asset Funding Company, LLC 11/10/2023[1]	5.370		20,600	20,569
Manhattan Asset Funding Company, LLC 11/13/2023[1]	5.440		100,000	99,807
Manhattan Asset Funding Company, LLC 11/14/2023[1]	5.409		70,000	69,855
Manhattan Asset Funding Company, LLC 11/15/2023[1]	5.370		25,000	24,944
Manhattan Asset Funding Company, LLC 11/17/2023[1]	5.450		50,000	49,874
Manhattan Asset Funding Company, LLC 11/27/2023[1]	5.420		50,000	49,799
Manhattan Asset Funding Company, LLC 11/28/2023[1]	5.430		50,000	49,791
Manhattan Asset Funding Company, LLC 12/4/2023[1]	5.288		50,000	49,746
Manhattan Asset Funding Company, LLC 12/6/2023[1]	5.430		25,000	24,866
Manhattan Asset Funding Company, LLC 12/7/2023[1]	5.400		50,000	49,723
Manhattan Asset Funding Company, LLC 12/12/2023[1]	5.420		100,000	99,371
Manhattan Asset Funding Company, LLC 12/19/2023[1]	5.470		85,000	84,373
Manhattan Asset Funding Company, LLC 12/20/2023[1]	5.470		50,000	49,624
Manhattan Asset Funding Company, LLC 1/3/2024[1]	5.490		50,000	49,513
Manhattan Asset Funding Company, LLC 1/8/2024[1]	5.470		50,000	49,474
Manhattan Asset Funding Company, LLC 1/10/2024[1]	5.470		30,000	29,675
Manhattan Asset Funding Company, LLC 1/12/2024[1]	5.470		50,000	49,442
Manhattan Asset Funding Company, LLC 1/16/2024[1]	5.530		30,000	29,646
Manhattan Asset Funding Company, LLC 1/17/2024[1]	5.440		50,000	49,403
Manhattan Asset Funding Company, LLC 1/18/2024[1]	5.480		50,000	49,395
Manhattan Asset Funding Company, LLC 1/23/2024[1]	5.540		125,000	123,387
Manhattan Asset Funding Company, LLC 1/29/2024[1]	5.525		50,000	49,307
Manhattan Asset Funding Company, LLC 1/31/2024[1]	5.570		50,000	49,291
Merck & Co., Inc. 11/7/2023[1]	4.858		50,000	49,948
Merck & Co., Inc. 11/20/2023[1]	5.098		200,000	199,410
Microsoft Corp. 11/2/2023[1]	5.308		250,000	249,926
Microsoft Corp. 11/3/2023[1]	5.300		315,000	314,861
Microsoft Corp. 11/7/2023[1]	5.320		150,000	149,845
Microsoft Corp. 11/9/2023[1]	5.300		200,000	199,735
Microsoft Corp. 11/13/2023[1]	5.330		150,000	149,713
Microsoft Corp. 11/15/2023[1]	5.370		95,500	95,289
Microsoft Corp. 11/27/2023[1]	5.330		50,000	49,800
Microsoft Corp. 12/11/2023[1]	5.330		50,000	49,697
Microsoft Corp. 1/10/2024[1]	5.364		123,495	122,196
Microsoft Corp. 1/17/2024[1]	5.350		150,000	148,263
Microsoft Corp. 1/18/2024[1]	5.350		150,000	148,240
Microsoft Corp. 1/29/2024[1]	5.350		50,000	49,329
Mizuho Bank, Ltd. 11/1/2023[1]	5.465		100,000	99,985
Mizuho Bank, Ltd. 11/2/2023[1]	5.460		100,000	99,971
Mizuho Bank, Ltd. 11/6/2023[1]	5.457		150,000	149,868
Mizuho Bank, Ltd. 11/9/2023[1]	5.455		50,000	49,934
Mizuho Bank, Ltd. 11/13/2023[1]	5.450		75,000	74,857
Mizuho Bank, Ltd. 11/14/2023[1]	5.470		50,000	49,897
Mizuho Bank, Ltd. 11/24/2023[1]	5.400		50,000	49,824
Mizuho Bank, Ltd. 11/29/2023[1]	5.425		75,000	74,680
Mizuho Bank, Ltd. 1/16/2024[1]	5.480		25,000	24,708
Mizuho Bank, Ltd. 2/8/2024[1]	5.605		100,000	98,458
Mizuho Bank, Ltd. 2/12/2024[1]	5.625		75,000	73,795
National Bank of Canada 11/1/2023[1]	5.470		118,100	118,083
Nederlandse Waterschapsbank NV 11/1/2023[1]	5.009		91,000	90,987
Nederlandse Waterschapsbank NV 11/8/2023[1]	4.651		150,000	149,845
Nederlandse Waterschapsbank NV 11/29/2023[1]	5.039		220,000	219,048
Nestlé Finance International, Ltd. 11/15/2023[1]	5.300		35,000	34,924
Nestlé Finance International, Ltd. 11/21/2023[1]	5.310		50,000	49,847
Novartis Finance Corp. 11/7/2023[1]	5.300		30,000	29,969
Novartis Finance Corp. 11/13/2023[1]	5.310		75,000	74,856
Novartis Finance Corp. 11/21/2023[1]	5.340		150,000	149,534
Novartis Finance Corp. 12/4/2023[1]	5.246		125,000	124,371
Novartis Finance Corp. 12/11/2023[1]	5.360		100,000	99,392
NRW.Bank 11/1/2023[1]	5.345		200,000	199,971
NRW.Bank 12/6/2023[1]	5.390		125,000	124,333
Oesterreich Kontrollbank 11/20/2023	5.305		100,000	99,705
Old Line Funding, LLC 11/13/2023[1]	5.351		50,000	49,904
Old Line Funding, LLC 11/17/2023[1]	5.232		50,000	49,874
Old Line Funding, LLC 11/28/2023[1]	5.349		100,000	99,584

Capital Group Central Cash Fund	7

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Old Line Funding, LLC 12/11/2023[1]	5.400%	USD	6,600	$6,559
Old Line Funding, LLC 1/11/2024[1]	5.348		50,000	49,450
Old Line Funding, LLC 1/22/2024[1]	5.365		100,000	98,727
Old Line Funding, LLC 1/25/2024[1]	5.454		50,000	49,340
Old Line Funding, LLC 1/26/2024[1]	5.455		50,000	49,332
Old Line Funding, LLC 2/5/2024[1]	5.456		50,000	49,253
Old Line Funding, LLC 2/7/2024[1]	5.457		50,000	49,237
Old Line Funding, LLC 2/9/2024[1]	5.474		75,000	73,832
OMERS Finance Trust 11/3/2023	5.350		131,391	131,333
OMERS Finance Trust 11/8/2023	5.400		100,000	99,881
OMERS Finance Trust 11/9/2023	5.400		95,000	94,873
OMERS Finance Trust 11/14/2023	5.400		37,500	37,422
OMERS Finance Trust 11/17/2023	5.400		35,000	34,911
OMERS Finance Trust 11/21/2023	5.450		50,000	49,843
OMERS Finance Trust 12/5/2023	5.460		19,883	19,779
OMERS Finance Trust 12/6/2023	5.460		9,800	9,747
OMERS Finance Trust 1/29/2024	5.500		41,000	40,438
Ontario (Province of) 11/27/2023	5.310		150,000	149,401
Ontario (Province of) 12/7/2023	5.320		100,000	99,453
Ontario (Province of) 1/4/2024	5.350		100,000	99,034
Ontario (Province of) 1/24/2024	5.321		250,000	246,826
Ontario (Province of) 2/1/2024	5.380		100,000	98,610
Oversea-Chinese Banking Corp., Ltd. 11/10/2023[1]	5.460		100,000	99,853
Oversea-Chinese Banking Corp., Ltd. 11/15/2023[1]	5.410		75,000	74,834
Oversea-Chinese Banking Corp., Ltd. 12/5/2023[1]	5.419		100,000	99,483
Oversea-Chinese Banking Corp., Ltd. 1/2/2024[1]	5.412		250,000	247,601
Oversea-Chinese Banking Corp., Ltd. 1/3/2024[1]	5.411		100,000	99,025
Oversea-Chinese Banking Corp., Ltd. 1/18/2024[1]	5.530		50,000	49,392
Oversea-Chinese Banking Corp., Ltd. 1/24/2024[1]	5.530		50,000	49,344
Paccar Financial Corp. 11/1/2023	5.310		45,800	45,793
Paccar Financial Corp. 11/2/2023	5.320		30,000	29,991
Paccar Financial Corp. 11/3/2023	5.310		20,000	19,991
Paccar Financial Corp. 11/6/2023	5.318		72,000	71,936
Paccar Financial Corp. 11/7/2023	5.330		50,000	49,948
Paccar Financial Corp. 11/8/2023	5.330		30,000	29,964
Paccar Financial Corp. 11/9/2023	5.340		6,600	6,591
Paccar Financial Corp. 11/15/2023	5.350		9,500	9,479
Paccar Financial Corp. 11/16/2023	5.355		73,000	72,827
Paccar Financial Corp. 11/29/2023	5.370		53,000	52,771
Paccar Financial Corp. 12/11/2023	5.370		50,000	49,693
Paccar Financial Corp. 12/13/2023	5.370		10,000	9,936
Paccar Financial Corp. 1/5/2024	5.410		30,000	29,701
Paccar Financial Corp. 1/8/2024	5.410		40,000	39,583
Paccar Financial Corp. 1/10/2024	5.410		45,000	44,517
Paccar Financial Corp. 1/11/2024	5.410		25,000	24,728
Paccar Financial Corp. 1/24/2024	5.430		25,000	24,678
Procter & Gamble Co. 11/7/2023[1]	5.340		130,000	129,866
Procter & Gamble Co. 11/13/2023[1]	5.340		43,200	43,118
Procter & Gamble Co. 11/14/2023[1]	5.320		40,000	39,918
Procter & Gamble Co. 11/28/2023[1]	5.350		72,400	72,103
Procter & Gamble Co. 12/11/2023[1]	5.350		59,500	59,145
Procter & Gamble Co. 1/12/2024[1]	5.370		44,850	44,366
Procter & Gamble Co. 1/16/2024[1]	5.360		40,000	39,544
Procter & Gamble Co. 1/18/2024[1]	5.360		150,000	148,243
Procter & Gamble Co. 1/19/2024[1]	5.297		50,000	49,407
Procter & Gamble Co. 1/22/2024[1]	5.380		85,000	83,953
Procter & Gamble Co. 1/24/2024[1]	5.317		67,700	66,850
Procter & Gamble Co. 1/26/2024[1]	5.318		100,000	98,715
Prudential Funding, LLC 11/1/2023	5.316		61,000	60,991
Québec (Province of) 11/1/2023[1]	5.307		120,000	119,982
Québec (Province of) 11/2/2023[1]	5.310		150,000	149,956
Québec (Province of) 11/3/2023[1]	5.310		150,000	149,934
Québec (Province of) 11/6/2023[1]	5.319		175,000	174,846
Québec (Province of) 11/7/2023[1]	5.340		100,000	99,897
Québec (Province of) 11/9/2023[1]	5.350		100,000	99,868
Québec (Province of) 11/21/2023[1]	5.330		75,000	74,768

Capital Group Central Cash Fund	8

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Québec (Province of) 11/27/2023[1]	5.330%	USD	50,000	$49,800
Québec (Province of) 12/11/2023[1]	5.360		100,000	99,393
Québec (Province of) 12/13/2023[1]	5.350		50,000	49,682
Québec (Province of) 1/10/2024[1]	5.380		75,000	74,210
Québec (Province of) 1/12/2024[1]	5.380		50,000	49,458
Regents of the University of California 11/16/2023	5.400		9,885	9,861
Roche Holdings, Inc. 11/6/2023[1]	5.310		80,000	79,929
Roche Holdings, Inc. 11/10/2023[1]	5.310		100,000	99,853
Roche Holdings, Inc. 11/13/2023[1]	5.300		70,000	69,866
Royal Bank of Canada 12/20/2023[1]	5.418		218,000	216,367
Sanofi 11/6/2023[1]	5.340		225,000	224,801
Sanofi 12/11/2023[1]	5.359		552,500	549,141
Sanofi 12/12/2023[1]	5.380		450,000	447,197
Sanofi 12/28/2023[1]	5.418		205,000	203,241
Siemens Capital Company, LLC 11/1/2023[1]	5.310		148,500	148,478
Siemens Capital Company, LLC 11/9/2023[1]	5.310		40,000	39,947
Société Générale 12/1/2023[1]	5.430		100,000	99,546
Starbird Funding Corp. 11/1/2023[1]	5.310		275,000	274,959
Starbird Funding Corp. 12/4/2023[1]	5.430		20,000	19,898
Starbird Funding Corp. 12/5/2023[1]	5.460		53,200	52,922
Starbird Funding Corp. 12/27/2023[1]	5.390		150,000	148,711
Sumitomo Mitsui Banking Corp. 11/16/2023[1]	5.400		50,000	49,882
Sumitomo Mitsui Banking Corp. 12/5/2023[1]	5.400		100,000	99,477
Sumitomo Mitsui Banking Corp. 12/11/2023[1]	5.420		75,000	74,538
Sumitomo Mitsui Banking Corp. 1/22/2024[1]	5.570		25,000	24,679
Sumitomo Mitsui Trust Bank, Ltd. 11/6/2023[1]	5.440		250,000	249,780
Sumitomo Mitsui Trust Bank, Ltd. 11/7/2023[1]	5.480		75,000	74,923
Sumitomo Mitsui Trust Bank, Ltd. 11/8/2023[1]	5.400		100,000	99,883
Sumitomo Mitsui Trust Bank, Ltd. 11/13/2023[1]	5.330		125,000	124,761
Sumitomo Mitsui Trust Bank, Ltd. 11/21/2023[1]	5.340		75,000	74,767
Sumitomo Mitsui Trust Bank, Ltd. 11/22/2023[1]	5.390		100,000	99,675
Sumitomo Mitsui Trust Bank, Ltd. 11/30/2023[1]	5.380		100,000	99,554
Sumitomo Mitsui Trust Bank, Ltd. 12/6/2023[1]	5.490		75,000	74,596
Sumitomo Mitsui Trust Bank, Ltd. 1/9/2024[1]	5.490		75,000	74,192
Sumitomo Mitsui Trust Bank, Ltd. 1/10/2024[1]	5.520		150,000	148,360
Sumitomo Mitsui Trust Bank, Ltd. 1/19/2024[1]	5.500		200,000	197,526
Sumitomo Mitsui Trust Bank, Ltd. 1/23/2024[1]	5.545		100,000	98,699
Sumitomo Mitsui Trust Bank, Ltd. 1/24/2024[1]	5.590		75,000	74,012
Sumitomo Mitsui Trust Bank, Ltd. 1/25/2024[1]	5.560		50,000	49,333
Sumitomo Mitsui Trust Bank, Ltd. 1/30/2024[1]	5.520		50,000	49,293
Swedbank AB 11/7/2023	5.440		100,000	99,897
Swedbank AB 11/8/2023	5.380		50,000	49,941
Swedbank AB 11/13/2023	5.395		100,000	99,810
Swedbank AB 11/16/2023	5.370		100,000	99,766
Swedbank AB 11/27/2023	5.375		150,000	149,408
Swedbank AB 12/4/2023	5.424		350,000	348,259
Swedbank AB 12/12/2023	5.420		75,000	74,538
Thunder Bay Funding, LLC 1/24/2024[1]	5.361		50,000	49,352
Thunder Bay Funding, LLC 2/6/2024[1]	5.466		80,000	78,799
Thunder Bay Funding, LLC 2/8/2024[1]	5.520		30,000	29,540
Thunder Bay Funding, LLC 2/9/2024[1]	5.468		125,000	123,064
TotalEnergies Capital 11/1/2023[1]	5.316		400,000	399,941
TotalEnergies Capital 11/2/2023[1]	5.320		250,000	249,926
TotalEnergies Capital 11/7/2023[1]	5.320		250,000	249,741
TotalEnergies Capital 11/8/2023[1]	5.320		350,000	349,585
TotalEnergies Capital 11/9/2023[1]	5.320		250,000	249,666
TotalEnergies Capital 11/10/2023[1]	5.320		100,000	99,852
TotalEnergies Capital 11/14/2023[1]	5.320		55,870	55,754
Toyota Industries Commercial Finance, Inc. 12/20/2023[1]	5.400		30,000	29,776
Toyota Motor Credit Corp. 12/18/2023	5.440		100,000	99,285
Toyota Motor Credit Corp. 1/23/2024	5.410		100,000	98,732
United Overseas Bank, Ltd. 11/6/2023[1]	5.470		50,000	49,956
United Overseas Bank, Ltd. 11/16/2023[1]	5.470		25,500	25,439
United Overseas Bank, Ltd. 11/17/2023[1]	5.480		100,000	99,748
United Overseas Bank, Ltd. 12/8/2023[1]	5.411		100,000	99,432
United Overseas Bank, Ltd. 12/14/2023[1]	5.450		189,200	187,953

Capital Group Central Cash Fund	9

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
United Overseas Bank, Ltd. 12/15/2023[1]	5.255%	USD	150,000	$148,988
Victory Receivables Corp. 11/13/2023[1]	5.460		75,000	74,855
Victory Receivables Corp. 11/20/2023[1]	5.350		60,000	59,822
Victory Receivables Corp. 11/30/2023[1]	5.490		50,000	49,776
Victory Receivables Corp. 12/4/2023[1]	5.470		65,000	64,669
Victory Receivables Corp. 12/11/2023[1]	5.490		75,000	74,538
Victory Receivables Corp. 1/8/2024[1]	5.530		25,000	24,736
Victory Receivables Corp. 1/9/2024[1]	5.529		105,000	103,877
Victory Receivables Corp. 1/10/2024[1]	5.540		85,000	84,077
Victory Receivables Corp. 1/24/2024[1]	5.590		50,000	49,348
Wal-Mart Stores, Inc. 11/6/2023[1]	5.229		145,000	144,873
Wal-Mart Stores, Inc. 11/7/2023[1]	5.231		50,000	49,949
Wal-Mart Stores, Inc. 11/8/2023[1]	5.189		138,500	138,338
Wal-Mart Stores, Inc. 11/9/2023[1]	5.235		75,000	74,901
Wal-Mart Stores, Inc. 11/13/2023[1]	4.892		100,000	99,823
Wal-Mart Stores, Inc. 11/14/2023[1]	5.192		148,500	148,194
Wal-Mart Stores, Inc. 11/15/2023[1]	5.330		150,000	149,668
Wal-Mart Stores, Inc. 11/20/2023[1]	5.315		193,750	193,178
Wal-Mart Stores, Inc. 11/21/2023[1]	5.243		75,000	74,768
Wal-Mart Stores, Inc. 11/28/2023[1]	5.360		88,301	87,935
Wal-Mart Stores, Inc. 12/4/2023[1]	5.340		22,500	22,387
Wal-Mart Stores, Inc. 12/18/2023[1]	5.261		75,000	74,467
Wal-Mart Stores, Inc. 12/20/2023[1]	5.264		75,000	74,445
				46,022,172

Repurchase agreements 25.96%
Overnight repurchase agreements*			37,650,000	37,650,000

U.S. Treasury bills 21.39%
U.S. Treasury 11/2/2023	5.168		1,545,000	1,544,775
U.S. Treasury 11/7/2023	4.938		3,271,050	3,268,177
U.S. Treasury 11/9/2023	5.158		2,255,500	2,252,848
U.S. Treasury 11/14/2023	5.140		1,725,000	1,721,716
U.S. Treasury 11/16/2023	5.188		2,402,900	2,397,629
U.S. Treasury 11/21/2023	4.866		200,000	199,412
U.S. Treasury 11/24/2023	5.169		1,326,000	1,321,530
U.S. Treasury 11/28/2023	4.809		950,000	946,233
U.S. Treasury 11/30/2023	5.152		2,150,000	2,140,847
U.S. Treasury 12/5/2023	5.043		1,750,000	1,741,281
U.S. Treasury 12/7/2023	5.113		2,050,000	2,039,181
U.S. Treasury 12/12/2023	5.291		650,000	646,089
U.S. Treasury 12/14/2023	4.957		900,000	894,319
U.S. Treasury 12/19/2023	5.208		1,750,000	1,737,605
U.S. Treasury 12/26/2023	4.950		1,850,000	1,834,955
U.S. Treasury 12/28/2023	5.318		902,600	895,008
U.S. Treasury 1/2/2024	5.311		350,000	346,808
U.S. Treasury 1/4/2024	5.228		1,000,000	990,587
U.S. Treasury 1/11/2024	5.299		800,000	791,646
U.S. Treasury 1/18/2024	5.262		850,000	840,230
U.S. Treasury 1/23/2024	5.080		300,000	296,327
U.S. Treasury 1/25/2024	5.292		700,000	691,253
U.S. Treasury 2/1/2024	5.153		300,000	295,933
U.S. Treasury 2/6/2024	5.093		150,000	147,855
U.S. Treasury 2/13/2024	5.108		650,000	640,010
U.S. Treasury 2/22/2024	4.426		400,000	393,333
				31,015,587

Capital Group Central Cash Fund	10

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 20.53%
Discount bills & notes 15.20%
Federal Farm Credit Banks 11/16/2023	5.340%	USD	50,000	$49,890
Federal Farm Credit Banks 11/22/2023	5.300		70,000	69,784
Federal Farm Credit Banks 12/12/2023	5.310		25,000	24,849
Federal Farm Credit Banks 12/14/2023	5.320		70,000	69,557
Federal Home Loan Bank 11/1/2023	5.248		855,000	854,875
Federal Home Loan Bank 11/3/2023	5.078		871,500	871,245
Federal Home Loan Bank 11/6/2023	5.260		1,050,000	1,049,232
Federal Home Loan Bank 11/7/2023	5.226		550,000	549,517
Federal Home Loan Bank 11/8/2023	5.192		200,000	199,795
Federal Home Loan Bank 11/10/2023	5.289		800,000	798,947
Federal Home Loan Bank 11/15/2023	5.241		1,458,700	1,455,709
Federal Home Loan Bank 11/17/2023	5.235		253,800	253,205
Federal Home Loan Bank 11/20/2023	5.226		500,000	498,607
Federal Home Loan Bank 11/21/2023	5.173		331,000	330,028
Federal Home Loan Bank 11/22/2023	5.288		1,046,420	1,043,194
Federal Home Loan Bank 11/24/2023	5.260		550,000	548,143
Federal Home Loan Bank 11/29/2023	5.293		705,270	702,368
Federal Home Loan Bank 12/1/2023	5.289		1,068,260	1,063,551
Federal Home Loan Bank 12/5/2023	5.106		100,000	99,500
Federal Home Loan Bank 12/6/2023	5.310		250,000	248,713
Federal Home Loan Bank 12/7/2023	5.248		400,000	397,882
Federal Home Loan Bank 12/8/2023	5.247		415,000	412,741
Federal Home Loan Bank 12/11/2023	5.285		382,275	380,023
Federal Home Loan Bank 12/12/2023	5.303		1,014,940	1,008,811
Federal Home Loan Bank 12/13/2023	5.276		696,800	692,490
Federal Home Loan Bank 12/14/2023	5.252		665,000	660,788
Federal Home Loan Bank 12/15/2023	5.189		283,000	281,166
Federal Home Loan Bank 12/18/2023	5.350		500,000	496,535
Federal Home Loan Bank 12/19/2023	5.337		363,500	360,927
Federal Home Loan Bank 12/20/2023	5.262		890,400	883,967
Federal Home Loan Bank 12/21/2023	5.203		700,000	694,833
Federal Home Loan Bank 12/22/2023	5.276		749,000	743,361
Federal Home Loan Bank 12/27/2023	5.232		400,000	396,690
Federal Home Loan Bank 1/3/2024	5.289		737,000	730,138
Federal Home Loan Bank 1/5/2024	5.308		1,022,000	1,012,177
Federal Home Loan Bank 1/12/2024	5.330		50,000	49,467
Federal Home Loan Bank 1/17/2024	5.295		100,000	98,860
Federal Home Loan Bank 1/19/2024	5.292		857,000	846,978
Federal Home Loan Bank 1/24/2024	5.332		209,088	206,486
Federal Home Loan Bank 1/26/2024	5.320		85,000	83,917
Federal Home Loan Bank 1/30/2024	5.274		150,000	148,005
Federal Home Loan Bank 1/31/2024	5.271		400,000	394,612
Tennessee Valley Authority 11/8/2023	5.300		275,000	274,716
				22,036,279

	Coupon rate
Interest bearing bills & notes 5.33%
Federal Home Loan Bank (USD-SOFR + 0.025%) 11/1/2023[2]	5.335		205,000	205,000
Federal Home Loan Bank (USD-SOFR + 0.025%) 11/3/2023[2]	5.335		300,000	299,999
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/9/2023[2]	5.330		50,000	49,999
Federal Home Loan Bank (USD-SOFR + 0.03%) 11/10/2023[2]	5.340		300,000	299,993
Federal Home Loan Bank (USD-SOFR + 0.035%) 11/16/2023[2]	5.345		250,000	249,979
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/17/2023[2]	5.330		250,000	249,989
Federal Home Loan Bank (USD-SOFR + 0.04%) 11/17/2023[2]	5.350		200,000	199,994
Federal Home Loan Bank (USD-SOFR + 0.03%) 11/21/2023[2]	5.330		300,000	300,026
Federal Home Loan Bank (USD-SOFR + 0.06%) 11/28/2023[2]	5.370		100,000	99,997
Federal Home Loan Bank (USD-SOFR + 0.07%) 11/30/2023[2]	5.380		200,000	199,995
Federal Home Loan Bank (USD-SOFR + 0.03%) 12/8/2023[2]	5.340		100,000	99,990
Federal Home Loan Bank (USD-SOFR + 0.025%) 12/26/2023[2]	5.335		200,000	199,936
Federal Home Loan Bank (USD-SOFR + 0.03%) 1/5/2024[2]	5.340		205,000	204,974
Federal Home Loan Bank (USD-SOFR + 0.03%) 1/12/2024[2]	5.340		200,000	199,977
Federal Home Loan Bank (USD-SOFR + 0.035%) 1/19/2024[2]	5.345		250,000	250,007
Federal Home Loan Bank (USD-SOFR + 0.03%) 1/22/2024[2]	5.340		250,000	249,996
Federal Home Loan Bank (USD-SOFR + 0.03%) 1/25/2024[2]	5.340		200,000	199,983
Federal Home Loan Bank (USD-SOFR + 0.035%) 1/26/2024[2]	5.345		100,000	99,969

Capital Group Central Cash Fund	11

Short-term securities (continued)	Coupon rate	Principal amount (000)		Value (000)
Interest bearing bills & notes (continued)
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/1/2024[2]	5.350%	USD	100,000	$100,003
Federal Home Loan Bank (USD-SOFR + 3.50%) 2/9/2024[2]	5.345		200,000	199,973
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/16/2024[2]	5.350		100,000	99,980
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/20/2024[2]	5.350		300,000	300,014
Federal Home Loan Bank (USD-SOFR + 0.045%) 2/22/2024[2]	5.355		200,000	199,994
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/27/2024[2]	5.350		200,000	199,954
Federal Home Loan Bank (USD-SOFR + 0.045%) 2/28/2024[2]	5.355		75,000	75,001
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/4/2024[2]	5.360		100,000	100,003
Federal Home Loan Bank (USD-SOFR + 0.04%) 3/12/2024[2]	5.350		200,000	199,965
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/14/2024[2]	5.360		150,000	149,992
Federal Home Loan Bank (USD-SOFR + 0.04%) 3/18/2024[2]	5.350		250,000	249,975
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/18/2024[2]	5.360		200,000	199,987
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/25/2024[2]	5.360		200,000	199,884
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/25/2024[2]	5.360		150,000	149,996
Federal Home Loan Bank (USD-SOFR + 0.045%) 3/26/2024[2]	5.355		250,000	249,933
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/26/2024[2]	5.360		150,000	150,009
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/28/2024[2]	5.360		150,000	150,009
Federal Home Loan Bank (USD-SOFR + 0.055%) 4/29/2024[2]	5.365		350,000	349,997
Federal Home Loan Bank (USD-SOFR + 0.06%) 5/2/2024[2]	5.370		100,000	100,008
Federal Home Loan Bank (USD-SOFR + 0.065%) 5/24/2024[2]	5.375		150,000	150,000
Federal Home Loan Bank (USD-SOFR + 0.06%) 6/24/2024[2]	5.370		175,000	174,977
Federal Home Loan Bank (USD-SOFR + 0.07%) 6/27/2024[2]	5.380		325,000	325,031
				7,734,488

Total federal agency bills & notes				29,770,767

	Interest rate
Certificates of deposit 0.40%
Bank of America Corp. 11/28/2023	5.450		250,000	250,004
Bank of America Corp. 12/27/2023	5.530		250,000	250,013
Crédit Agricole Corporate and Investment Bank, New York Branch 12/20/2023	5.430		75,000	74,444
				574,461

Total short-term securities (cost: $145,039,163,000)				145,032,987

Bonds, notes & other debt instruments 1.02%
U.S. Treasury bonds & notes 1.02%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.037%) 5.419% 7/31/2024[2]			225,000	225,032
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 5.522% 10/31/2024[2]			250,000	250,239
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 5.582% 1/31/2025[2]			1,000,000	1,001,592

Total bonds, notes & other debt instruments (cost: $1,475,161,000)				1,476,863
Total investment securities 101.04% (cost: $146,514,324,000)				146,509,850
Other assets less liabilities (1.04)%				(1,512,983)

Net assets 100.00%				$144,996,867

Capital Group Central Cash Fund	12

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	5.28%	10/31/2023	11/1/2023	U.S. Treasury 4.625% 2026	$204,000	$200,000	$200,029
BNP Paribas	5.29	10/31/2023	11/1/2023	U.S. Treasury 0.125%-5% 2023-2030	510,000	500,000	500,073
BofA Securities	5.30	10/31/2023	11/1/2023	U.S. Treasury 0.125%-7.625% 2024-2031	918,000	900,000	900,132
Canadian Imperial Bank of Commerce	5.28	10/31/2023	11/1/2023	U.S. Treasury 0.125%-5.522% 2024-2033	510,000	500,000	500,073
JPMorgan Securities	5.30	10/31/2023	11/1/2023	U.S. Treasury 0% 2023	1,122,000	1,100,000	1,100,162
Mizuho Securities	5.28	10/31/2023	11/1/2023	U.S. Treasury 0%-4.625% 2024-2032	510,000	500,000	500,073
New York Federal Reserve	5.30	10/31/2023	11/1/2023	U.S. Treasury 0.375%-4.375% 2025-2045	31,804,682	31,800,000	31,804,682
RBC Dominion Securities	5.30	10/31/2023	11/1/2023	U.S. Treasury 0%-6.875% 2024-2031	102,000	100,000	100,015
Royal Bank of Canada	5.30	10/31/2023	11/1/2023	U.S. Treasury 0.25%-4.5% 2023-2032	510,000	500,000	500,074
Societe Generale Bank	5.28	10/31/2023	11/1/2023	U.S. Treasury 1.5%-4.375% 2024-2030	918,000	900,000	900,132
TD Securities	5.30	10/31/2023	11/1/2023	U.S. Treasury 1.25%-1.5% 2024-2028	255,000	250,000	250,037
Wells Fargo Securities	5.28	10/31/2023	11/1/2023	U.S. Treasury 0.125%-3.875% 2024-2033	408,000	400,000	400,059
					$37,771,682	$37,650,000	$37,655,541

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,905,713,000, which represented 25.45% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Central Cash Fund	13

Financial statements

Statement of assets and liabilities
at October 31, 2023	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $108,864,324)		$108,859,850
Repurchase agreements (cost: $37,650,000)		37,650,000
Cash		1,033,615
Receivables for:
Sales of fund’s shares	$2,053,110
Interest	58,872	2,111,982
		149,655,447
Liabilities:
Payables for:
Purchases of investments	3,565,877
Repurchases of fund’s shares	1,088,373
Dividends on fund’s shares	3,975
Trustees’ deferred compensation	291
Other	64	4,658,580
Net assets at October 31, 2023		$144,996,867

Net assets consist of:
Capital paid in on shares of beneficial interest		$144,996,209
Total distributable earnings		658
Net assets at October 31, 2023		$144,996,867

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,449,966 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$144,996,867	1,449,966	$100.00

Refer to the notes to financial statements.

Capital Group Central Cash Fund	14

Financial statements (continued)

Statement of operations
for the year ended October 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest		$7,396,004
Fees and expenses:
Reports to shareholders	$10
Registration statement and prospectus	1
Trustees’ compensation	205
Auditing and legal	135
Custodian	363
Other	19	733
Net investment income		7,395,271

Net realized loss and unrealized appreciation:
Net realized loss on investments		(606)
Net unrealized appreciation on investments		32,838
Net realized loss and unrealized appreciation		32,232

Net increase in net assets resulting from operations		$7,427,503

Statements of changes in net assets
(dollars in thousands)

	Year ended October 31,
	2023	2022
Operations:
Net investment income	$7,395,271	$1,838,826
Net realized (loss) gain	(606)	2
Net unrealized appreciation (depreciation)	32,838	(35,952)
Net increase in net assets resulting from operations	7,427,503	1,802,876

Distributions paid or accrued to shareholders	(7,395,643)	(1,832,474)

Net capital share transactions	(39,812,376)	72,339,582

Total (decrease) increase in net assets	(39,780,516)	72,309,984

Net assets:
Beginning of year	184,777,383	112,467,399
End of year	$144,996,867	$184,777,383

Refer to the notes to financial statements.

Capital Group Central Cash Fund	15

Notes to financial statements

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business

Capital Group Central Cash Fund	16

developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of October 31, 2023, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. or are tied economically to countries outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue or to which the securities are tied economically. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase.

Capital Group Central Cash Fund	17

Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and the fund’s ability to preserve the value of your investment. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

Capital Group Central Cash Fund	18

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2023, the fund reclassified $1,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$10,329
Capital loss carryforward*	(931)
Gross unrealized appreciation on investments	2,995
Gross unrealized depreciation on investments	(7,468)
Net unrealized depreciation on investments	(4,473)
Cost of investments	146,514,324

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended October 31,
Share class	2023	2022
Class M	$7,395,643	$1,832,474

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Capital Group Central Cash Fund	19

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $205,000 in the fund’s statement of operations reflects $193,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 5.860% to one or more CRMC-managed funds during the year ended October 31, 2023. The fund received less than $1,000 in interest income from the loan.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class M	$369,758,698	3,697,697	$7,318,438	73,188	$(416,889,512)	(4,169,004)	$(39,812,376)	(398,119)

Year ended October 31, 2022

Class M	$405,586,978	4,056,210	$1,804,186	18,045	$(335,051,582)	(3,350,797)	$72,339,582	723,458

Capital Group Central Cash Fund	20

Financial highlights

		Income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return		Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
10/31/2023	$99.98	$4.82	$.05	$4.87	$(4.85)	$100.00	4.98%		$144,997	—%[2]		4.82%
10/31/2022	100.00	1.21	(.21)	1.00	(1.02)	99.98	1.01		184,777	—	[2]	1.21
10/31/2021	100.01	.08	(.01)	.07	(.08)	100.00	.06		112,467	—	[2]	.08
10/31/2020	100.01	.77	.06	.83	(.83)	100.01	.83		120,503	—	[2]	.77
10/31/2019[3,4]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[5]	119,761	—	[2,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Amount less than .01%.
[3]	Based on operations for a period that is less than a full year.
[4]	Class M shares began investment operations on February 22, 2019.
[5]	Not annualized.
[6]	Annualized.

Refer to the notes to financial statements.

Capital Group Central Cash Fund	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (constituting Capital Group Central Fund Series, referred to hereafter as the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 15, 2023

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Capital Group Central Cash Fund	22

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2023, through October 31, 2023).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,026.90	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,025.21	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2023:

Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$2,810,265,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

Capital Group Central Cash Fund	23

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2018	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2018	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2018	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None
Karl J. Zeile, 1966 Trustee	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 25 for footnotes.

Capital Group Central Cash Fund	24

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin, 1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Karen Hall, 1965 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2018	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2018	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Capital Group Central Cash Fund	25

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available on the Capital Group website (capitalgroup.com).

American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CCF

Registrant:

a) Audit Fees:
Audit	2022	34,000
	2023	36,000

b) Audit-Related Fees:
	2022	None
	2023	None

c) Tax Fees:
	2022	7,000
	2023	7,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	None
	2023	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	None
	2023	None

The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $7,000 for fiscal year 2022 and $7,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: December 29, 2023

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: December 29, 2023